Related Parties Transactions (Details) - Schedule of Due From Related Parties - Non Current - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties – Non-Current	$ 953,499	$ 865,477
Less: allowance for expected credit losses accounts	(839,983)
Net	113,516	865,477
BioFirst (Australia) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties – Non-Current	839,983	752,655
BioHopeKing Corporation [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties – Non-Current	$ 113,516	$ 112,822